Description of Business and Basis of Presentation	12 Months Ended
Jan. 31, 2018
Accounting Policies [Abstract]
Description of Business and Basis of Presentation
1.	Description of Business and Basis of Presentation

Organization and Description of Business

DocuSign, Inc. (“we,” “our,” or “us”) was incorporated in the State of Washington on April 2, 2003. In March 2015, we reincorporated in the state of Delaware.

We provide a platform that enables businesses of all sizes to digitally prepare, execute and act on agreements, thereby simplifying and accelerating the process of doing business.

Certain prior year amounts have been reclassified to conform to current year presentation. These amounts were not material to any of the periods presented.

Basis of Presentation and Principles of Consolidation

Our consolidated financial statements include those of DocuSign, Inc. and our subsidiaries, after elimination of all intercompany accounts and transactions. We have prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Our fiscal year ends on January 31. References to fiscal 2018, for example, are to the fiscal year ended January 31, 2018.